Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Millar Wilson(1) ($)	Summary Compensation Table Total for Gerald P. Plush(1) ($)	Compensation Actually Paid to Millar Wilson(1),(2),(3) ($)	Compensation Actually Paid to Gerald P. Plush(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)	Core PPNR ($ Thousands)(5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	2,959,731	—	1,668,456	918,499	777,465	124.87	106.02	63,310	105,479
2021	396,728	4,634,369	1,591,669	8,174,519	1,254,145	1,589,521	158.84	117.08	112,921	69,907
2020	1,604,927	—	764,927	—	728,501	161,192	69.76	87.90	(1,722)	71,023

(1)
Millar Wilson was our PEO in 2020 and from January 1, 2021 through March 19, 2021. Gerald P. Plush became our PEO on March 20, 2021. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022
Alberto Peraza	Miguel Palacios	Carlos Iafigliola
Miguel Palacios	Alberto Capriles	Miguel Palacios
Alfonso Figueredo	Alfonso Figueredo	Alberto Capriles
Howard Levine

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Su
m
mary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Millar Wilson ($)	Exclusion of Stock Awards for Millar Wilson ($)	Inclusion of Equity Values for Millar Wilson ($)	Compensation Actually Paid to Millar Wilson ($)
2021	396,728	(49,999)	1,244,940	1,591,669
2020	1,604,927	—	(840,000)	764,927

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)
2022	2,959,731	(994,847)	(296,428)	1,668,456
2021	4,634,369	(2,584,574)	6,124,724	8,174,519

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	918,499	(260,737)	119,703	777,465
2021	1,254,145	(286,074)	621,450	1,589,521
2020	728,501	—	(567,309)	161,192
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Millar Wilson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Millar Wilson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Millar Wilson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Millar Wilson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Millar Wilson ($)	Total - Inclusion of Equity Values for Millar Wilson ($)
2021	75,699	—	—	1,169,241	—	1,244,940
2020	—	(405,542)	—	(434,458)	—	(840,000)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total - Inclusion of Equity Values for Gerald P. Plush ($)
2022	695,070	(976,555)	—	(14,943)	—	(296,428)
2021	6,124,724	—	—	—	—	6,124,724

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	193,343	(72,668)	—	(972)	—	119,703
2021	424,899	—	21,950	174,601	—	621,450
2020	—	(82,911)	—	(88,822)	(395,576)	(567,309)

(4)
Cumulative Total Shareholder Return (“TSR”) for each fiscal year is measured over a period running from the last trading day before the covered fiscal year began, through and including the end of the covered fiscal year, calculated assuming reinvested dividends. The comparison assumes an initial fixed investment of $100 in the Company’s common stock on December 31, 2019. The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index (“KBW Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core PPNR is calculated as net income attributable to Amerant Bancorp Inc. plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items.

Company Selected Measure Name	Core PPNR
Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Alberto Peraza	Miguel Palacios	Carlos Iafigliola
Miguel Palacios	Alberto Capriles	Miguel Palacios
Alfonso Figueredo	Alfonso Figueredo	Alberto Capriles
Howard Levine

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Bank Index (“KBW Bank Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Millar Wilson ($)	Exclusion of Stock Awards for Millar Wilson ($)	Inclusion of Equity Values for Millar Wilson ($)	Compensation Actually Paid to Millar Wilson ($)
2021	396,728	(49,999)	1,244,940	1,591,669
2020	1,604,927	—	(840,000)	764,927

Year	Summary Compensation Table Total for Gerald P. Plush ($)	Exclusion of Stock Awards for Gerald P. Plush ($)	Inclusion of Equity Values for Gerald P. Plush ($)	Compensation Actually Paid to Gerald P. Plush ($)
2022	2,959,731	(994,847)	(296,428)	1,668,456
2021	4,634,369	(2,584,574)	6,124,724	8,174,519

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Millar Wilson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Millar Wilson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Millar Wilson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Millar Wilson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Millar Wilson ($)	Total - Inclusion of Equity Values for Millar Wilson ($)
2021	75,699	—	—	1,169,241	—	1,244,940
2020	—	(405,542)	—	(434,458)	—	(840,000)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Gerald P. Plush ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Gerald P. Plush ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Gerald P. Plush ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Gerald P. Plush ($)	Total - Inclusion of Equity Values for Gerald P. Plush ($)
2022	695,070	(976,555)	—	(14,943)	—	(296,428)
2021	6,124,724	—	—	—	—	6,124,724

Non-PEO NEO Average Total Compensation Amount	$ 918,499	$ 1,254,145	$ 728,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 777,465	1,589,521	161,192
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	918,499	(260,737)	119,703	777,465
2021	1,254,145	(286,074)	621,450	1,589,521
2020	728,501	—	(567,309)	161,192
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	193,343	(72,668)	—	(972)	—	119,703
2021	424,899	—	21,950	174,601	—	621,450
2020	—	(82,911)	—	(88,822)	(395,576)	(567,309)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR, assuming an initial fixed investment of $100, over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Core PPNR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and Core PPNR during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR, assuming an initial fixed investment of $100, over the three most recently completed fiscal years to that of the KBW Nasdaq Regional Bank Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2022 to Company performance. The measures in this list are not ranked.

Core PPNR Relative TSR Growth in Average Total Core Deposits Non-performing Loans/Total Loans Efficiency Ratio

Total Shareholder Return Amount	$ 124.87	158.84	69.76
Peer Group Total Shareholder Return Amount	106.02	117.08	87.9
Net Income (Loss)	$ 63,310,000	$ 112,921,000	$ (1,722,000)
Company Selected Measure Amount	105,479,000	69,907,000	71,023,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core PPNR
Non-GAAP Measure Description [Text Block]	We determined Core PPNR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
	NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core PPNR is calculated as net income attributable to Amerant Bancorp Inc. plus provision for (reversal of) credit losses, provision for income tax expense and non-routine noninterest expense items less non-routine noninterest income items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Average Total Core Deposits
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing Loans/Total Loans
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Millar Wilson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 396,728	$ 1,604,927
PEO Actually Paid Compensation Amount		1,591,669	764,927
PEO Name	Millar Wilson
Gerald P. Plush [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,959,731	4,634,369
PEO Actually Paid Compensation Amount	$ 1,668,456	8,174,519
PEO Name	Gerald P. Plush
PEO [Member] | Millar Wilson [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(49,999)
PEO [Member] | Millar Wilson [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,244,940	(840,000)
PEO [Member] | Millar Wilson [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		75,699
PEO [Member] | Millar Wilson [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(405,542)
PEO [Member] | Millar Wilson [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,169,241	(434,458)
PEO [Member] | Gerald P. Plush [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (994,847)	(2,584,574)
PEO [Member] | Gerald P. Plush [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,428)	6,124,724
PEO [Member] | Gerald P. Plush [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	695,070	6,124,724
PEO [Member] | Gerald P. Plush [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(976,555)
PEO [Member] | Gerald P. Plush [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,943)
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(260,737)	(286,074)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,703	621,450	(567,309)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,343	424,899
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,668)		(82,911)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,950
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (972)	$ 174,601	(88,822)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (395,576)